Significant Accounting Policies - Franchise Taxes (Details) - Iris Parent Holding Corp - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Franchise tax, penalties and interest	$ 255	$ 247	$ 405	$ 378
Accrued franchise tax liability	$ 1,060	$ 805	$ 805	$ 400